Consolidated Statement of Changes in Stockholders' Deficit - USD ($)		Common Stock [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Additional Paid-In Capital [Member]	Deferred Compensation [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013	[1]	$ 33,229	$ 40,118	$ 20,237	$ 19,867,961		$ (32,897,657)	$ (12,936,112)
Balance, shares at Dec. 31, 2013	[1]	33,229,093	40,118,013	20,237,459
Issuance of common stock		$ 6,277			3,916,823			3,923,100
Issuance of common stock, shares		6,276,960
Effect of reverse merger		$ 5,548	$ (40,118)	$ (20,237)	54,807
Effect of reverse merger, shares		5,548,404	(40,118,013)	(20,237,459)
Stock option exercise		$ 5			693			$ 698
Stock option exercise, shares		4,506						(4,506)
Conversion of 2013 notes payable		$ 14,447			9,014,813			$ 9,029,260
Conversion of 2013 notes payable, shares		14,446,777
Conversion of 2014 notes payable		$ 3,353			2,092,554			2,095,907
Conversion of 2014 notes payable, shares		3,353,437
Common stock grants to consultant		$ 250			87,250			87,500
Common stock grants to consultant, shares		250,000
Common stock grants to independent directors		$ 777			705,457			706,234
Common stock grants to independent directors, shares		776,753
Stock based compensation - warrants					5,250,540			5,250,540
Stock based compensation - options					5,917,351			5,917,351
Deferred compensation						(294,264)		(294,264)
Net loss							(16,994,625)	(16,994,625)
Balance at Dec. 31, 2014		$ 63,886			46,908,249	(294,264)	(49,892,282)	(3,214,411)
Balance, shares at Dec. 31, 2014		63,885,930
Effect of reverse merger		$ (1,402)			1,402
Effect of reverse merger, shares		(1,402,426)
Stock option exercise		$ 25			3,935			$ 3,960
Stock option exercise, shares		25,556						(41,851)
Common stock grants to independent directors		$ 458			116,209			$ 116,667
Common stock grants to independent directors, shares		458,170
Common stock grants to investor relations		$ 100			44,900			45,000
Common stock grants to investor relations, shares		100,000
Stock based compensation - warrants					48,700			48,700
Stock based compensation - options					1,409,592			1,409,592
Deferred compensation						294,264		294,264
Restricted stock issuances		$ 6,021			1,800,201			1,806,222
Restricted stock issuances, shares		6,020,725
Net loss							(4,257,875)	(4,257,875)
Balance at Dec. 31, 2015		$ 69,088			$ 50,333,188		$ (54,150,157)	$ (3,747,881)
Balance, shares at Dec. 31, 2015		69,087,955
Stock option exercise, shares
Net loss								$ (1,387,926)
Balance at Sep. 30, 2016								$ (3,837,495)

[1]	January 1, 2014 retroactively adjusted to reflect effects of the reverse acquisition transaction.